Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Federal tax net operating loss carry-forwards	$ 26,200,000
Operating loss carryforwards, expiration dates	2026
Valuation allowance	18,141,000	14,189,000
Valuation allowance,change in amount		$ 4,400,000